ASSET UNDER DEVELOPMENT - Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Extractive Industries [Abstract]
2022	$ 372,792
2023	285,358
2024	57,346
Contractual obligation, total	$ 715,496